Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions
21.	Related party transactions:
(a)	Compensation of key management personnel:

The Company transacts with key individuals from management who have authority and responsibility to plan, direct and control the activities of the Company. Key management personnel are defined as the executive officers of the Company, including the President and Chief Executive Officer, the Chief Financial Officer, the Interim Chief Financial Officer, the Chief Operating Officer, the Chief Marketing Officer and the Senior Vice President of Operations.

	December 31,	December 31,	December 31,
	2021	2020	2019
Salaries and bonuses	$2,416,964	$1,973,250	$1,619,150
Share-based compensation	310,806	192,160	105,896
Performance share units	97,853	—	—
Total	$2,825,623	$2,165,410	$1,725,046

(b)	Transactions with significant shareholder - Greybrook Health Inc. (“Greybrook Health”):

As at December 31, 2021, nil is included in accounts payable and accrued liabilities for amounts payable for management services rendered and other overhead costs incurred by Greybrook Health in the ordinary course of business (December 31, 2020 – $71,286. These amounts were recorded at their exchange amount, being the amount agreed to by the parties.

During the year ended December 31, 2021, the Company recognized $141,878 in corporate, general and administrative expenses (December 31, 2020 - $389,243; December 31, 2019 – $1,357,923) related to transactions with Greybrook Health.

On June 14, 2021, Greybrook Health purchased 200,000 common shares from the Company at a subscription price of $10.00 per common share in connection with the 2021 Private Placement, for aggregate gross proceeds to the Company of $2,000,000. In connection with the 2021 Private Placement, the Company also granted Greybrook Health the right to appoint a nominee to the board of directors of the Company as well as rights to participate in future equity issuances by the Company to maintain Greybrook Health’s pro rata ownership interest in the Company for so long as Greybrook Health (together with its affiliates) owns, controls or directs, directly or indirectly, at least 5% of the outstanding common shares (on a partially-diluted basis). In addition, Greybrook Health received customary resale, demand and “piggy-back” registration rights (see note 14).